Risk Management Section - Net banking currency exposures banking books (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trading income (expense) [line items]
Net banking currency exposures banking books	€ 16,722	€ 13,815
US Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	5,793	2,491
Pound Sterling
Trading income (expense) [line items]
Net banking currency exposures banking books	614	667
Polish Zloty
Trading income (expense) [line items]
Net banking currency exposures banking books	2,036	1,780
Australian Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	1,171	977
Turkish Lira
Trading income (expense) [line items]
Net banking currency exposures banking books	1,219	1,828
Chinese Yuan
Trading income (expense) [line items]
Net banking currency exposures banking books	2,208	2,762
South Korean Won
Trading income (expense) [line items]
Net banking currency exposures banking books	917	937
Indian Rupee
Trading income (expense) [line items]
Net banking currency exposures banking books	359	395
Other currency
Trading income (expense) [line items]
Net banking currency exposures banking books	2,405	1,978
Foreign investments [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	21,806	19,390
Foreign investments [Member] | US Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	5,794	2,487
Foreign investments [Member] | Pound Sterling
Trading income (expense) [line items]
Net banking currency exposures banking books	614	667
Foreign investments [Member] | Polish Zloty
Trading income (expense) [line items]
Net banking currency exposures banking books	2,563	2,398
Foreign investments [Member] | Australian Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	3,569	3,769
Foreign investments [Member] | Turkish Lira
Trading income (expense) [line items]
Net banking currency exposures banking books	1,219	1,828
Foreign investments [Member] | Chinese Yuan
Trading income (expense) [line items]
Net banking currency exposures banking books	2,208	2,762
Foreign investments [Member] | South Korean Won
Trading income (expense) [line items]
Net banking currency exposures banking books	917	937
Foreign investments [Member] | Indian Rupee
Trading income (expense) [line items]
Net banking currency exposures banking books	460	549
Foreign investments [Member] | Other currency
Trading income (expense) [line items]
Net banking currency exposures banking books	4,462	3,993
Hedges [Member]
Trading income (expense) [line items]
Net banking currency exposures banking books	(5,084)	(5,576)
Hedges [Member] | US Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	(1)	4
Hedges [Member] | Pound Sterling
Trading income (expense) [line items]
Net banking currency exposures banking books	0	0
Hedges [Member] | Polish Zloty
Trading income (expense) [line items]
Net banking currency exposures banking books	(526)	(618)
Hedges [Member] | Australian Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	(2,398)	(2,792)
Hedges [Member] | Turkish Lira
Trading income (expense) [line items]
Net banking currency exposures banking books	0	0
Hedges [Member] | Chinese Yuan
Trading income (expense) [line items]
Net banking currency exposures banking books	0	0
Hedges [Member] | South Korean Won
Trading income (expense) [line items]
Net banking currency exposures banking books	0	0
Hedges [Member] | Indian Rupee
Trading income (expense) [line items]
Net banking currency exposures banking books	(101)	(154)
Hedges [Member] | Other currency
Trading income (expense) [line items]
Net banking currency exposures banking books	€ (2,057)	€ (2,016)